Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Estimated Useful Lives
Items of mineral, property, plant and equipment are depreciated on a straight-line method based on the estimated economic useful life of each component as follows:

Buildings	Lessor of life of mine or up to 25 years
Mining equipment	4 years
Mobile equipment & other assets	5 years
Mineral properties	Units of production
Mine closure and rehabilitation costs	Units of production or period until remediation
Right of use assets	Shorter of the term of lease and life of asset

	Buildings	Mining Equipment	Mineral Properties	Projects in Progress	Equipment & Other Assets	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2019	$17,609	$103,175	$261,392	$52,705	$9,481	$14,107	$7,231	$465,700
Additions	54	10,515	6,747	81,332	18,942	197	2,982	120,769
Disposals	—	(16,671)	—	(80)	(522)	(3,803)	(291)	(21,367)
Transfers	1,546	19,940	56,346	(64,888)	(12,958)	—	14	—
Foreign exchange	(4,327)	(24,257)	(59,173)	(12,297)	(2,139)	(2,965)	(1,614)	(106,772)
Balance, December 31, 2020	14,882	92,702	265,312	56,772	12,804	7,536	8,322	458,330
Additions	19	7,538	7,580	130,821	26,826	5,162	10,425	188,371
Disposals	—	(1,004)	—	(1,821)	(10)	—	(575)	(3,410)
Transfers	4,626	33,217	74,951	(94,599)	(18,195)	—	—	—
Foreign exchange	(1,175)	(7,678)	(20,942)	(4,867)	(1,118)	(688)	(874)	(37,342)
Balance, December 31, 2021	$18,352	$124,775	$326,901	$86,306	$20,307	$12,010	$17,298	$605,949

Accumulated depreciation:
Balance, December 31, 2019	$(4,047)	$(25,599)	$(85,293)	$—	$(4,572)	$(2,958)	$(3,715)	$(126,184)
Depreciation expense	(785)	(10,882)	(24,597)	—	(1,317)	(1,029)	(3,865)	$(42,475)
Disposals	—	14,999	—	—	446	—	168	$15,613
Foreign exchange	916	5,827	19,351	—	860	672	792	$28,418
Balance, December 31, 2020	(3,916)	(15,655)	(90,539)	—	(4,583)	(3,315)	(6,620)	(124,628)
Depreciation expense	(808)	(12,664)	(26,475)	—	(1,489)	(985)	(4,869)	(47,290)
Disposals	—	913	—	—	3	—	413	1,329
Foreign exchange	296	1,463	7,125	—	336	260	588	10,068
Balance, December 31, 2021	$(4,428)	$(25,943)	$(109,889)	$—	$(5,733)	$(4,040)	$(10,488)	$(160,521)

Net book value, December 31, 2020	$10,966	$77,047	$174,773	$56,772	$8,221	$4,221	$1,702	$333,702
Net book value, December 31, 2021	$13,924	$98,832	$217,012	$86,306	$14,574	$7,970	$6,810	$445,428

Classification and Measurement of Financial Assets and Liabilities Under IFRS 9
The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 in the following table:

Measurement Category
Financial Assets
Cash and cash equivalents	Amortized Cost
Trade receivables related to provisional priced sales	Fair value through profit or loss
Other receivables	Amortized Cost
Deposits	Amortized Cost
Financial Liabilities
Trade payables	Amortized Cost
Loans and borrowings	Amortized Cost
Derivatives	Fair value through profit or loss